STOCKHOLDERS’ EQUITY (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
SCHEDULE OF RESERVED SHARES OF COMMON STOCK

The Company has reserved shares of Class A common stock for issuance related to the following as of June 30, 2026:

Warrants to purchase Class A common stock	18,000,000
Employee stock purchase plan	1,000,000
Vested RSUs - Contractors	459,782
Vested RSUs — Board Members and Employees	6,685,100
Unvested RSUs — Board Members and Employees	3,379,202
Stock options and RSUs, authorized for future issuance, increased by 5% January 1st	2,641,823
Total shares reserved	32,165,907

The Company has reserved shares of Class A common stock for issuance related to the following as of December 31, 2025:

Warrants to purchase Class A common stock	17,900,000
Employee stock purchase plan	1,000,000
RSUs, issued and outstanding	5,984,957
Stock options and RSUs, authorized for future issuance	4,464,307
Total shares reserved	29,349,264

SCHEDULE OF UNVESTED RESTRICTED STOCK UNITS ACTIVITY

A summary of RSU activity for the six months ended June 30, 2026, under the 2025 Plan is as follows:

		Weighted
		Average
	Number of	Grant Date
	RSUs	Fair Value
Unvested as of December 31, 2025	4,798,167	$12.03
Granted	9,716,702	0.27
Vested and released	(6,693,380)	0.47
Cancelled or forfeited	(4,442,287)	9.50
Unvested as of June 30, 2026	3,379,202	$1.96

A summary of RSU activity for the year ended December 31, 2025, under the 2025 Plan is as follows:

		Weighted Average
	Number of RSUs	Grant Date Fair Value
Unvested as of December 31, 2024	-	$-
Granted	5,334,000	7.27
Vested	(105,833)	22.00
Cancelled or forfeited	(430,000)	22.00
Unvested as of December 31, 2025	4,798,167	$12.03

Contractors [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
SCHEDULE OF UNVESTED RESTRICTED STOCK UNITS ACTIVITY

A summary of RSU activity for contractors for the six months ended June 30, 2026, under the 2025 Plan is as follows:

	Number of RSUs	Weighted Average Grant Date Fair Value
Unvested as of December 31, 2025	693,895	$1.61
Granted	-	-
Vested	(459,782)	1.61
Cancelled or forfeited	(234,113)	1.61
Unvested as of June 30, 2026	-	-

A summary of RSU activity for contractors for the year ended December 31, 2025, under the 2025 Plan is as follows:

		Weighted Average
	Number of RSUs	Grant Date Fair Value
Unvested as of December 31, 2024	–	$-
Granted	1,080,957	1.61
Vested	(387,062)	1.61
Cancelled or forfeited	–
Unvested as of December 31, 2025	693,895	1.61